SCHEDULE OF MATURITY OF LEASE PAYMENTS UNDER OPERATING LEASE LIABILITIES (Details) - USD ($)	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Right-of-use Assets And Operating Lease Liabilities
Lease payments within a period of more than one year but not more than two years		$ 18,974
Lease payments within one year	13,282	28,462
Less: Interest:	(258)	(2,111)
As of April 30	$ 13,024	$ 45,325